Offerings	Aug. 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025A Junior Subordinated Notes
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,200,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 183,720.00
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Series 2025B Junior Subordinated Notes
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 800,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 122,480.00
Offering Note	The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.